CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 290,232	¥ 328,822	¥ 357,322
Related Party
Revenues	¥ 0	¥ 400	¥ 100